Intangible assets - Goodwill - Breakdown based on CGUs to which Goodwill has been allocated and Changes (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Intangible assets - Goodwill
Goodwill	$ 1,734	$ 1,734